Stockholders' Equity	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
Notes
Stockholders' Equity

NOTE 6 – STOCKHOLDERS’ EQUITY

On November 18, 2013, the Company completed an equity offering of 2,259,393 shares of restricted Common Stock and received proceeds of $4,332,975, which is net of $592,501 in underwriting discounts, commission and direct costs incurred and paid by the Company in connection with this equity offering.

NOTE 3 – STOCKHOLDERS’ EQUITY

The Company had the following $0.001 par value authorized stock:

Preferred Stock 10,000,000 shares.

Common Stock 100,000,000 shares.

During the year ended March 31, 2013, the Company issued 250,000 shares of its common stock for services valued at $345,455.  As of March 31, 2013 and 2012, the Company had issued 45,250,000 and 45,000,000 shares of common stock, respectively.